Invesco Peak RetirementTM Funds
Invesco Peak RetirementTM Now Fund
Invesco Peak RetirementTM 2015 Fund
Invesco Peak RetirementTM 2020 Fund
Invesco Peak RetirementTM 2025 Fund
Invesco Peak RetirementTM 2030 Fund
Invesco Peak RetirementTM 2035 Fund
Invesco Peak RetirementTM 2040 Fund
Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2065 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us	PR-QTR-1 03/19	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ Now Fund
Investments in Affiliated and Unaffiliated Issuers–100.04%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Domestic Equity Funds–16.38%
Invesco Dividend Income Fund-Class R6	6.00%	$27,492	$234	$(666)	$2,586	$(68)	$233	1,320	$29,578
Invesco Russell Top 200 Pure Value ETF	7.90%	36,526	—	(2,194)	4,584	(15)	227	1,011	38,901
iShares Core S&P 500 ETF(b)	2.48%	11,574	—	(854)	1,476	40	52	43	12,236
Total Domestic Equity Funds		75,592	234	(3,714)	8,646	(43)	512		80,715
Fixed Income Funds–65.61%
Invesco Core Plus Bond Fund-Class R6	6.04%	27,931	930	—	905	—	289	2,808	29,766
Invesco Corporate Bond Fund-Class R6	7.01%	32,378	512	—	1,674	—	354	4,821	34,564
Invesco Emerging Markets Sovereign Debt ETF	4.98%	23,831	—	(726)	1,468	(45)	310	876	24,528
Invesco Floating Rate Fund-Class R6	4.41%	20,826	378	—	551	—	276	2,936	21,755
Invesco High Yield Fund-Class R6	4.04%	18,449	377	—	1,064	—	279	4,899	19,890
Invesco Multi-Asset Income Fund-Class R6	8.05%	37,379	527	(1,059)	2,862	(48)	527	3,749	39,661
Invesco Quality Income Fund-Class R6	15.04%	70,137	3,111	—	860	—	722	6,350	74,108
Invesco Short Duration Inflation Protected Fund-Class R6	3.00%	14,526	86	—	159	—	86	1,448	14,771
Invesco Variable Rate Preferred ETF	5.01%	22,295	662	—	1,721	—	339	1,004	24,678
iShares Core Total USD Bond Market ETF(b)	8.03%	37,381	1,160	—	1,036	—	207	782	39,577
Total Fixed Income Funds		305,133	7,743	(1,785)	12,300	(93)	3,389		323,298
Foreign Equity Funds–5.91%
Invesco S&P International Developed Low Volatility ETF	4.98%	22,798	—	(522)	2,300	(19)	109	748	24,557
iShares Core MSCI EAFE ETF(b)	0.93%	4,125	—	—	433	—	—	75	4,558
Total Foreign Equity Funds		26,923	—	(522)	2,733	(19)	109		29,115
Real Estate Funds–6.06%
Invesco Global Real Estate Income Fund-Class R6	6.06%	28,108	285	(1,499)	2,971	23	284	3,207	29,888
Money Market Funds–6.08%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	3.04%	14,372	3,114	(2,504)	—	—	80	14,982	14,982
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(c)	3.04%	14,371	3,114	(2,504)	3	—	88	14,980	14,984
Total Money Market Funds		28,743	6,228	(5,008)	3	—	168		29,966
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $503,618)	100.04%	$464,499	$14,490	$(12,528)	$26,653	$(132)	$4,462		$492,982
OTHER ASSETS LESS LIABILITIES	(0.04)%								(208)
NET ASSETS	100.00%								$492,774
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Investments in Affiliated and Unaffiliated Issuers–100.06%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–1.50%
Invesco Global Targeted Returns Fund-Class R6	1.50%	$10,294	$—	$(1,774)	$292	$(89)	$—	897	$8,723
Asset Allocation Funds–0.91%
Invesco Macro Allocation Strategy Fund-Class R6	0.91%	6,147	—	(1,009)	209	(39)	—	564	5,308
Domestic Equity Funds–19.77%
Invesco All Cap Market Neutral Fund-Class R6(b)	0.93%	5,876	—	—	(462)	—	—	746	5,414
Invesco Diversified Dividend Fund-Class R6	0.60%	3,788	24	(714)	449	(39)	24	181	3,508
Invesco Dividend Income Fund-Class R6	3.30%	21,270	170	(4,174)	2,362	(447)	170	856	19,181
Invesco Equally-Weighted S&P 500 Fund-Class R6	2.69%	16,364	888	(4,162)	2,667	(134)	—	260	15,623
Invesco Growth and Income Fund-Class R6	1.18%	6,991	741	(1,784)	1,263	(326)	38	300	6,885
Invesco Russell Top 200 Pure Growth ETF	1.81%	10,896	770	(3,031)	1,524	355	13	197	10,514
Invesco Russell Top 200 Pure Value ETF	3.15%	19,323	1,137	(4,653)	2,584	(37)	101	477	18,354
Invesco U.S. Managed Volatility Fund-Class R6	3.91%	25,542	—	(5,725)	2,923	(4)	—	2,223	22,736
iShares Core S&P 500 ETF(c)	1.91%	11,574	748	(2,808)	1,490	94	44	39	11,098
iShares Core S&P Mid-Cap ETF(c)	0.29%	1,328	658	(574)	294	(2)	6	9	1,704
Total Domestic Equity Funds		122,952	5,136	(27,625)	15,094	(540)	396		115,017
Fixed Income Funds–61.91%
Invesco 1-30 Laddered Treasury ETF	2.76%	17,689	—	(2,091)	499	(61)	93	488	16,036
Invesco Core Plus Bond Fund-Class R6	6.33%	41,203	556	(6,170)	1,511	(272)	410	3,474	36,828
Invesco Corporate Bond Fund-Class R6	2.82%	18,605	281	(3,358)	1,072	(172)	195	2,291	16,428
Invesco Emerging Markets Sovereign Debt ETF	5.61%	36,671	—	(6,095)	2,553	(481)	451	1,166	32,648
Invesco Floating Rate Fund-Class R6	5.32%	34,929	611	(5,528)	1,042	(89)	443	4,179	30,965
Invesco High Yield Fund-Class R6	5.16%	33,602	658	(6,108)	2,147	(241)	486	7,404	30,058
Invesco LadderRite 0-5 Year Corporate Bond ETF	1.79%	11,784	—	(1,557)	205	(11)	71	417	10,421
Invesco Multi-Asset Income Fund-Class R6	4.14%	26,625	354	(4,816)	2,187	(269)	354	2,276	24,081
Invesco Quality Income Fund-Class R6	10.20%	66,995	915	(9,298)	1,078	(354)	663	5,085	59,336
Invesco Short Duration Inflation Protected Fund-Class R6	2.98%	19,685	101	(2,624)	253	(46)	101	1,703	17,369
Invesco Short Term Bond Fund-Class R6	2.09%	13,749	164	(1,916)	175	(23)	109	1,424	12,149
Invesco Variable Rate Preferred ETF	4.05%	25,536	687	(4,621)	2,218	(223)	377	960	23,597
iShares Core Total USD Bond Market ETF(c)	6.84%	44,621	—	(5,954)	1,263	(151)	248	786	39,779
iShares Core U.S. Aggregate Bond ETF(c)	1.82%	11,820	—	(1,494)	290	(36)	59	97	10,580
Total Fixed Income Funds		403,514	4,327	(61,630)	16,493	(2,429)	4,060		360,275
Foreign Equity Funds–6.56%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.06%	12,982	—	(2,079)	1,308	(258)	50	295	11,953
Invesco S&P International Developed Low Volatility ETF	3.80%	24,469	—	(4,727)	2,608	(223)	96	674	22,127
iShares Core MSCI EAFE ETF(c)	0.70%	4,290	—	(664)	516	(70)	—	67	4,072
Total Foreign Equity Funds		41,741	—	(7,470)	4,432	(551)	146		38,152
Real Estate Funds–4.27%
Invesco Global Real Estate Income Fund-Class R6	4.27%	27,109	225	(5,298)	2,777	23	225	2,665	24,836
Money Market Funds–5.14%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	2.46%	16,050	20,442	(22,147)	—	—	86	14,344	14,345
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	2.68%	18,540	20,441	(23,391)	1	3	107	15,590	15,594
Total Money Market Funds		34,590	40,883	(45,538)	1	3	193		29,939
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $588,390)	100.06%	$646,347	$50,571	$(150,344)	$39,298	$(3,622)	$5,020		$582,250
OTHER ASSETS LESS LIABILITIES	(0.06)%								(325)
NET ASSETS	100.00%								$581,925
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Investments in Affiliated and Unaffiliated Issuers–100.10%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–2.72%
Invesco Global Targeted Returns Fund-Class R6	2.72%	$21,616	$2,382	$(2,223)	$591	$(117)	$—	2,289	$22,249
Asset Allocation Funds–1.79%
Invesco Macro Allocation Strategy Fund-Class R6	1.79%	13,787	1,672	(1,196)	513	(70)	—	1,563	14,706
Domestic Equity Funds–25.06%
Invesco All Cap Market Neutral Fund-Class R6(b)	1.77%	13,676	3,132	(1,181)	(1,020)	(105)	—	1,997	14,502
Invesco Diversified Dividend Fund-Class R6	0.98%	7,587	625	(1,007)	951	(133)	56	414	8,023
Invesco Dividend Income Fund-Class R6	0.61%	4,534	39	—	416	—	39	223	4,989
Invesco Equally-Weighted S&P 500 Fund-Class R6	3.44%	25,622	2,513	(3,726)	4,219	(448)	—	470	28,180
Invesco Growth and Income Fund-Class R6	2.01%	14,875	1,972	(2,170)	2,432	(600)	90	718	16,509
Invesco Russell Top 200 Pure Growth ETF	3.15%	23,851	1,748	(3,525)	3,648	109	32	484	25,831
Invesco S&P MidCap Low Volatility ETF	0.59%	4,483	478	(678)	539	(4)	13	97	4,818
Invesco U.S. Managed Volatility Fund-Class R6	8.93%	65,596	7,738	(7,950)	8,441	(640)	—	7,154	73,185
iShares Core S&P 500 ETF(c)	3.09%	23,400	2,285	(3,350)	3,172	(181)	101	89	25,326
iShares Core S&P Mid-Cap ETF(c)	0.49%	3,653	488	(695)	606	(74)	15	21	3,978
Total Domestic Equity Funds		187,277	21,018	(24,282)	23,404	(2,076)	346		205,341
Fixed Income Funds–59.12%
Invesco 1-30 Laddered Treasury ETF	6.34%	48,087	7,147	(4,728)	1,546	(100)	273	1,581	51,952
Invesco Core Plus Bond Fund-Class R6	6.72%	51,788	7,323	(5,738)	2,018	(323)	544	5,195	55,068
Invesco Emerging Markets Sovereign Debt ETF	5.97%	45,733	5,866	(5,439)	3,358	(574)	600	1,748	48,944
Invesco Floating Rate Fund-Class R6	5.54%	43,155	6,671	(5,638)	1,358	(145)	575	6,127	45,401
Invesco High Yield Fund-Class R6	5.66%	43,006	6,627	(5,830)	2,924	(369)	652	11,419	46,358
Invesco LadderRite 0-5 Year Corporate Bond ETF	4.15%	31,989	4,682	(3,287)	626	(48)	208	1,359	33,962
Invesco Multi-Asset Income Fund-Class R6	0.62%	4,672	66	—	353	—	66	481	5,091
Invesco Quality Income Fund-Class R6	6.96%	53,552	8,246	(5,426)	882	(221)	562	4,887	57,033
Invesco Short Duration Inflation Protected Fund-Class R6	4.15%	32,084	4,900	(3,383)	429	(73)	197	3,329	33,957
Invesco Short Term Bond Fund-Class R6	4.28%	33,551	4,540	(3,477)	462	(58)	281	4,105	35,018
Invesco Variable Rate Preferred ETF	1.39%	10,840	1,121	(1,437)	958	(126)	160	462	11,356
iShares Core Total USD Bond Market ETF(c)	2.35%	18,370	2,320	(1,925)	577	(60)	104	381	19,282
iShares Core U.S. Aggregate Bond ETF(c)	4.99%	39,082	4,906	(4,048)	1,063	(102)	201	375	40,901
Total Fixed Income Funds		455,909	64,415	(50,356)	16,554	(2,199)	4,423		484,323
Foreign Equity Funds–6.38%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.17%	24,463	3,098	(3,594)	2,633	(627)	110	641	25,973
Invesco International Growth Fund-Class R6	0.89%	7,037	—	(648)	1,110	(171)	—	226	7,328
Invesco S&P International Developed Low Volatility ETF	1.21%	9,131	1,124	(1,299)	1,049	(123)	43	301	9,882
iShares Core MSCI EAFE ETF(c)	1.11%	8,360	1,169	(1,315)	1,122	(221)	—	150	9,115
Total Foreign Equity Funds		48,991	5,391	(6,856)	5,914	(1,142)	153		52,298
Real Estate Funds–3.08%
Invesco Global Real Estate Income Fund-Class R6	3.08%	22,880	3,075	(3,178)	2,635	(165)	229	2,709	25,247
Money Market Funds–1.95%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.97%	7,471	56,718	(56,218)	—	—	46	7,971	7,971
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.98%	7,469	56,718	(56,219)	2	1	51	7,968	7,971
Total Money Market Funds		14,940	113,436	(112,437)	2	1	97		15,942
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $817,452)	100.10%	$765,400	$211,389	$(200,528)	$49,613	$(5,768)	$5,248		$820,106
OTHER ASSETS LESS LIABILITIES	(0.10)%								(858)
NET ASSETS	100.00%								$819,248
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Investments in Affiliated and Unaffiliated Issuers–100.07%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–2.99%
Invesco Global Targeted Returns Fund-Class R6	2.99%	$26,414	$8,378	$—	$690	$—	$—	3,651	$35,482
Asset Allocation Funds–2.01%
Invesco Macro Allocation Strategy Fund-Class R6	2.01%	17,473	5,665	—	734	—	—	2,537	23,872
Domestic Equity Funds–30.64%
Invesco All Cap Market Neutral Fund-Class R6(b)	1.98%	17,384	7,607	—	(1,489)	—	—	3,237	23,502
Invesco Diversified Dividend Fund-Class R6	1.22%	11,470	1,695	—	1,300	—	101	747	14,465
Invesco Equally-Weighted S&P 500 Fund-Class R6	3.11%	27,981	7,066	(2,197)	4,418	(258)	—	617	37,010
Invesco Growth and Income Fund-Class R6	2.60%	23,357	6,708	(1,974)	3,319	(520)	159	1,343	30,890
Invesco Russell Top 200 Pure Growth ETF	3.00%	28,018	6,591	(3,479)	4,375	200	43	669	35,705
Invesco S&P MidCap Low Volatility ETF	1.90%	16,824	4,586	(842)	2,009	23	60	455	22,600
Invesco U.S. Managed Volatility Fund-Class R6	12.99%	114,521	35,477	(10,090)	14,643	(191)	—	15,089	154,360
iShares Core S&P 500 ETF(c)	3.11%	28,180	7,434	(2,362)	3,822	(81)	140	130	36,993
iShares Core S&P Mid-Cap ETF(c)	0.73%	7,307	928	(523)	1,054	(54)	32	46	8,712
Total Domestic Equity Funds		275,042	78,092	(21,467)	33,451	(881)	535		364,237
Fixed Income Funds–52.36%
Invesco 1-30 Laddered Treasury ETF	7.20%	62,870	22,407	(1,925)	2,280	1	408	2,606	85,633
Invesco Core Plus Bond Fund-Class R6	6.69%	58,554	19,606	(783)	2,144	(24)	685	7,500	79,497
Invesco Emerging Markets Sovereign Debt ETF	4.77%	42,140	12,391	(605)	2,792	(46)	624	2,024	56,672
Invesco Floating Rate Fund-Class R6	4.60%	40,075	14,338	(857)	1,125	(14)	597	7,377	54,667
Invesco High Yield Fund-Class R6	4.59%	40,183	14,540	(2,550)	2,547	(113)	672	13,450	54,607
Invesco LadderRite 0-5 Year Corporate Bond ETF	3.78%	33,118	12,148	(967)	662	(4)	244	1,799	44,957
Invesco Quality Income Fund-Class R6	6.38%	56,003	19,605	(631)	845	(17)	657	6,496	75,805
Invesco Short Duration Inflation Protected Fund-Class R6	3.78%	33,209	11,294	—	405	—	250	4,403	44,908
Invesco Short Term Bond Fund-Class R6	4.09%	35,775	12,314	—	486	—	336	5,694	48,575
iShares Core U.S. Aggregate Bond ETF(c)	6.48%	56,972	19,789	(1,413)	1,662	(7)	328	706	77,003
Total Fixed Income Funds		458,899	158,432	(9,731)	14,948	(224)	4,801		622,324
Foreign Equity Funds–8.53%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.28%	29,453	8,364	(1,293)	2,635	(219)	155	961	38,940
Invesco FTSE RAFI Emerging Markets ETF	0.28%	2,649	493	—	219	—	7	157	3,361
Invesco International Growth Fund-Class R6	2.41%	21,437	5,842	(1,828)	3,603	(406)	—	883	28,648
Invesco International Select Equity Fund-Class R6	1.15%	10,650	1,746	(889)	2,405	(220)	—	1,242	13,692
iShares Core MSCI EAFE ETF(c)	1.41%	13,420	2,497	(631)	1,593	(106)	—	276	16,773
Total Foreign Equity Funds		77,609	18,942	(4,641)	10,455	(951)	162		101,414
Real Estate Funds–2.99%
Invesco Global Real Estate Income Fund-Class R6	2.99%	26,204	7,618	(1,198)	2,916	(14)	313	3,812	35,526
Money Market Funds–0.55%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.19%	3,546	106,984	(108,252)	—	—	26	2,278	2,278
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.14%	2,531	76,417	(77,321)	—	—	21	1,627	1,627
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.22%	4,053	122,266	(123,716)	1	—	30	2,603	2,604
Total Money Market Funds		10,130	305,667	(309,289)	1	—	77		6,509
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,184,139)	100.07%	$891,771	$582,794	$(346,326)	$63,195	$(2,070)	$5,888		$1,189,364
OTHER ASSETS LESS LIABILITIES	(0.07)%								(792)
NET ASSETS	100.00%								$1,188,572
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Investments in Affiliated and Unaffiliated Issuers–99.95%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–2.97%
Invesco Global Targeted Returns Fund-Class R6	2.97%	$23,888	$13,644	$—	$735	$—	$—	3,937	$38,267
Asset Allocation Funds–1.99%
Invesco Macro Allocation Strategy Fund-Class R6	1.99%	15,783	9,084	—	762	—	—	2,724	25,629
Domestic Equity Funds–38.46%
Invesco All Cap Market Neutral Fund-Class R6(b)	1.97%	15,660	11,125	—	(1,438)	—	—	3,491	25,347
Invesco Comstock Fund-Class R6	0.88%	7,251	3,284	—	861	—	58	476	11,396
Invesco Diversified Dividend Fund-Class R6	1.78%	14,396	6,798	—	1,745	—	160	1,184	22,939
Invesco Equally-Weighted S&P 500 Fund-Class R6	3.47%	27,942	12,206	—	4,616	—	—	746	44,764
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	1.74%	14,662	6,007	—	1,805	—	30	176	22,474
Invesco Growth and Income Fund-Class R6	2.36%	18,972	8,973	—	2,452	—	166	1,322	30,397
Invesco Russell Top 200 Pure Growth ETF	4.21%	34,793	13,167	—	6,317	—	67	1,017	54,277
Invesco S&P MidCap Low Volatility ETF	2.16%	17,135	8,290	—	2,390	—	78	560	27,815
Invesco U.S. Managed Volatility Fund-Class R6	17.90%	143,158	67,748	—	19,869	—	—	22,559	230,775
iShares Core S&P 500 ETF(c)	0.99%	8,051	3,557	—	1,197	—	51	45	12,805
iShares Core S&P Mid-Cap ETF(c)	1.00%	8,137	3,532	—	1,210	—	48	68	12,879
Total Domestic Equity Funds		310,157	144,687	—	41,024	—	658		495,868
Fixed Income Funds–39.88%
Invesco 1-30 Laddered Treasury ETF	5.81%	45,628	27,157	—	2,103	—	333	2,279	74,888
Invesco Core Plus Bond Fund-Class R6	5.96%	46,326	28,511	—	1,988	—	608	7,248	76,825
Invesco Emerging Markets Sovereign Debt ETF	3.07%	24,386	13,457	—	1,777	—	407	1,415	39,620
Invesco Floating Rate Fund-Class R6	3.03%	24,197	14,231	—	644	—	403	5,273	39,072
Invesco High Yield Fund-Class R6	3.06%	24,109	13,806	—	1,567	—	453	9,724	39,482
Invesco LadderRite 0-5 Year Corporate Bond ETF	1.18%	9,427	5,528	—	214	—	78	607	15,169
Invesco Quality Income Fund-Class R6	6.03%	47,317	29,537	—	862	—	621	6,659	77,716
Invesco Short Duration Inflation Protected Fund-Class R6	2.65%	21,261	12,636	—	269	—	199	3,350	34,166
Invesco Short Term Bond Fund-Class R6	3.14%	25,143	15,019	—	395	—	264	4,755	40,557
iShares Core U.S. Aggregate Bond ETF(c)	5.95%	46,643	28,378	—	1,655	—	304	703	76,676
Total Fixed Income Funds		314,437	188,260	—	11,474	—	3,670		514,171
Foreign Equity Funds–13.00%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	4.00%	32,792	16,047	—	2,743	—	218	1,273	51,582
Invesco FTSE RAFI Emerging Markets ETF	1.07%	8,817	4,288	—	769	—	29	648	13,874
Invesco International Growth Fund-Class R6	3.61%	28,578	13,273	—	4,718	—	—	1,436	46,569
Invesco International Select Equity Fund-Class R6	2.28%	18,003	7,341	—	4,053	—	—	2,665	29,397
Invesco S&P Emerging Markets Low Volatility ETF	0.26%	2,275	929	—	139	—	6	139	3,343
iShares Core MSCI EAFE ETF(c)	1.78%	14,245	6,964	—	1,701	—	—	377	22,910
Total Foreign Equity Funds		104,710	48,842	—	14,123	—	253		167,675
Real Estate Funds–2.99%
Invesco Global Real Estate Income Fund-Class R6	2.99%	23,254	12,325	—	2,981	—	349	4,137	38,560
Money Market Funds–0.66%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.22%	3,546	138,124	(138,764)	—	—	44	2,906	2,906
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.17%	2,596	98,659	(99,117)	1	2	35	2,140	2,141
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.27%	4,241	157,855	(158,587)	—	—	51	3,509	3,509
Total Money Market Funds		10,383	394,638	(396,468)	1	2	130		8,556
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,289,701)	99.95%	$802,612	$811,480	$(396,468)	$71,100	$2	$5,060		$1,288,726
OTHER ASSETS LESS LIABILITIES	0.05%								692
NET ASSETS	100.00%								$1,289,418
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Investments in Affiliated and Unaffiliated Issuers–100.09%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–2.32%
Invesco Global Targeted Returns Fund-Class R6	2.32%	$16,133	$3,147	$—	$407	$—	$—	2,025	$19,687
Asset Allocation Funds–1.67%
Invesco Macro Allocation Strategy Fund-Class R6	1.67%	11,359	2,405	—	450	—	—	1,511	14,214
Domestic Equity Funds–45.27%
Invesco All Cap Market Neutral Fund-Class R6(b)	0.74%	5,353	1,416	—	(479)	—	—	866	6,290
Invesco Comstock Fund-Class R6	2.09%	14,151	1,888	—	1,685	—	86	740	17,724
Invesco Diversified Dividend Fund-Class R6	3.17%	21,556	2,851	—	2,529	—	187	1,391	26,936
Invesco Equally-Weighted S&P 500 Fund-Class R6	4.40%	29,749	2,887	—	4,665	—	—	622	37,301
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.00%	20,231	2,611	—	2,568	—	33	199	25,410
Invesco Growth and Income Fund-Class R6	1.99%	13,489	1,718	—	1,701	—	88	735	16,908
Invesco Long/Short Equity Fund-Class R6(b)	1.20%	8,110	2,238	—	(209)	—	—	1,130	10,139
Invesco Russell Top 200 Pure Growth ETF	6.18%	41,706	3,514	—	7,243	—	65	983	52,463
Invesco S&P MidCap Low Volatility ETF	2.00%	13,539	1,712	—	1,736	—	46	342	16,987
Invesco S&P SmallCap Low Volatility ETF	1.20%	8,059	1,263	—	864	—	8	217	10,186
Invesco U.S. Managed Volatility Fund-Class R6	18.32%	124,241	15,226	—	15,970	—	—	15,194	155,437
iShares Core S&P Mid-Cap ETF(c)	0.98%	6,808	558	—	968	—	31	44	8,334
Total Domestic Equity Funds		306,992	37,882	—	39,241	—	544		384,115
Fixed Income Funds–29.79%
Invesco 1-30 Laddered Treasury ETF	4.71%	31,547	7,328	—	1,115	—	204	1,217	39,990
Invesco Core Plus Bond Fund-Class R6	4.28%	28,835	6,423	—	1,061	—	341	3,426	36,319
Invesco Emerging Markets Sovereign Debt ETF	1.83%	12,708	2,006	—	826	—	187	555	15,540
Invesco Floating Rate Fund-Class R6	1.84%	12,744	2,495	—	346	—	189	2,103	15,585
Invesco High Yield Fund-Class R6	1.85%	12,752	2,144	—	777	—	214	3,860	15,673
Invesco Quality Income Fund-Class R6	5.35%	36,207	8,649	—	541	—	430	3,890	45,397
Invesco Short Duration Inflation Protected Fund-Class R6	2.12%	14,756	3,064	—	180	—	105	1,765	18,000
Invesco Short Term Bond Fund-Class R6	2.96%	20,084	4,727	—	280	—	191	2,942	25,091
iShares Core U.S. Aggregate Bond ETF(c)	4.85%	32,906	7,265	—	948	—	194	377	41,119
Total Fixed Income Funds		202,539	44,101	—	6,074	—	2,055		252,714
Foreign Equity Funds–17.57%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.32%	36,094	6,065	—	2,980	—	187	1,114	45,139
Invesco FTSE RAFI Emerging Markets ETF	1.78%	11,981	2,125	—	1,031	—	30	707	15,137
Invesco International Growth Fund-Class R6	4.28%	28,894	2,967	—	4,432	—	—	1,119	36,293
Invesco International Select Equity Fund-Class R6	3.15%	20,779	1,488	—	4,448	—	—	2,422	26,715
Invesco S&P Emerging Markets Low Volatility ETF	1.09%	7,326	1,463	—	446	—	16	384	9,235
iShares Core MSCI EAFE ETF(c)	1.95%	13,420	1,620	—	1,489	—	—	272	16,529
Total Foreign Equity Funds		118,494	15,728	—	14,826	—	233		149,048
Real Estate Funds–2.41%
Invesco Global Real Estate Income Fund-Class R6	2.41%	16,115	2,453	—	1,859	—	185	2,192	20,427
Money Market Funds–1.06%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.37%	28,189	35,517	(60,553)	—	—	30	3,153	3,153
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.27%	20,135	25,370	(43,253)	1	—	22	2,252	2,253
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.42%	32,216	40,591	(69,204)	1	—	33	3,604	3,604
Total Money Market Funds		80,540	101,478	(173,010)	2	—	85		9,010
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $848,089)	100.09%	$752,172	$207,194	$(173,010)	$62,859	$—	$3,102		$849,215
OTHER ASSETS LESS LIABILITIES	(0.09)%								(795)
NET ASSETS	100.00%								$848,420
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Investments in Affiliated and Unaffiliated Issuers–99.31%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–0.78%
Invesco Global Targeted Returns Fund-Class R6	0.78%	$5,103	$2,120	$—	$141	$—	$—	758	$7,364
Asset Allocation Funds–0.59%
Invesco Macro Allocation Strategy Fund-Class R6	0.59%	3,971	1,454	—	168	—	—	594	5,593
Domestic Equity Funds–50.42%
Invesco Comstock Fund-Class R6	2.74%	19,311	4,478	—	2,196	—	130	1,085	25,985
Invesco Diversified Dividend Fund-Class R6	5.10%	35,830	8,365	—	4,158	—	337	2,496	48,353
Invesco Equally-Weighted S&P 500 Fund-Class R6	4.56%	32,526	5,775	—	5,011	—	—	722	43,312
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.22%	22,959	4,800	—	2,759	—	39	239	30,518
Invesco Growth and Income Fund-Class R6	1.91%	13,820	2,635	—	1,663	—	99	788	18,118
Invesco Long/Short Equity Fund-Class R6(b)	1.94%	13,714	5,224	—	(476)	—	—	2,058	18,462
Invesco Russell Top 200 Pure Growth ETF	8.07%	57,775	8,812	—	9,999	—	95	1,435	76,586
Invesco S&P MidCap Low Volatility ETF	2.52%	18,156	3,482	—	2,253	—	67	481	23,891
Invesco S&P SmallCap Low Volatility ETF	2.23%	15,947	3,649	—	1,574	—	17	451	21,170
Invesco U.S. Managed Volatility Fund-Class R6	15.71%	108,882	25,979	—	14,136	—	—	14,565	148,997
iShares Core S&P 500 ETF(c)	0.90%	6,291	1,363	—	883	—	34	30	8,537
iShares Core S&P Mid-Cap ETF(c)	1.52%	11,125	1,699	—	1,570	—	53	76	14,394
Total Domestic Equity Funds		356,336	76,261	—	45,726	—	871		478,323
Fixed Income Funds–21.69%
Invesco 1-30 Laddered Treasury ETF	4.13%	28,641	9,464	—	1,097	—	190	1,193	39,202
Invesco Core Plus Bond Fund-Class R6	2.84%	19,831	6,339	—	751	—	241	2,540	26,921
Invesco Emerging Markets Sovereign Debt ETF	1.47%	10,119	3,133	—	692	—	155	498	13,944
Invesco Floating Rate Fund-Class R6	0.58%	4,091	1,327	—	114	—	63	746	5,532
Invesco High Yield Fund-Class R6	0.59%	3,951	1,389	—	246	—	71	1,376	5,586
Invesco Quality Income Fund-Class R6	4.59%	32,153	10,826	—	501	—	393	3,726	43,480
Invesco Short Duration Inflation Protected Fund-Class R6	0.78%	5,109	2,185	—	66	—	43	722	7,360
Invesco Short Term Bond Fund-Class R6	2.62%	18,114	6,508	—	263	—	179	2,917	24,885
iShares Core U.S. Aggregate Bond ETF(c)	4.09%	28,752	9,201	—	876	—	178	356	38,829
Total Fixed Income Funds		150,761	50,372	—	4,606	—	1,513		205,739
Foreign Equity Funds–21.73%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	6.73%	47,988	12,049	—	3,863	—	263	1,577	63,900
Invesco FTSE RAFI Emerging Markets ETF	1.91%	13,859	3,086	—	1,146	—	37	845	18,091
Invesco International Growth Fund-Class R6	5.66%	39,308	8,348	—	6,018	—	—	1,655	53,674
Invesco International Select Equity Fund-Class R6	3.76%	25,809	4,429	—	5,461	—	—	3,236	35,699
Invesco S&P Emerging Markets Low Volatility ETF	1.72%	12,422	3,165	—	695	—	30	677	16,282
iShares Core MSCI EAFE ETF(c)	1.95%	13,915	3,018	—	1,541	—	—	304	18,474
Total Foreign Equity Funds		153,301	34,095	—	18,724	—	330		206,120
Real Estate Funds–2.57%
Invesco Global Real Estate Income Fund-Class R6	2.57%	17,760	4,523	—	2,052	—	221	2,611	24,335
Money Market Funds–1.53%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.54%	2,631	59,126	(56,660)	—	—	23	5,097	5,097
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.38%	1,878	42,233	(40,472)	1	—	19	3,639	3,640
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.61%	3,006	67,573	(64,754)	—	—	28	5,825	5,825
Total Money Market Funds		7,515	168,932	(161,886)	1	—	70		14,562
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $944,191)	99.31%	$694,747	$337,757	$(161,886)	$71,418	$—	$3,005		$942,036
OTHER ASSETS LESS LIABILITIES	0.69%								6,590
NET ASSETS	100.00%								$948,626
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Investments in Affiliated and Unaffiliated Issuers–100.02%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Domestic Equity Funds–55.58%
Invesco Comstock Fund-Class R6	3.45%	$22,879	$870	$—	$2,623	$—	$135	1,101	$26,372
Invesco Diversified Dividend Fund-Class R6	7.12%	45,002	4,386	—	5,130	—	380	2,815	54,518
Invesco Equally-Weighted S&P 500 Fund-Class R6	5.37%	34,487	1,390	—	5,188	—	—	685	41,065
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.72%	23,982	1,459	—	3,034	—	37	223	28,475
Invesco Growth and Income Fund-Class R6	1.31%	8,861	55	—	1,070	—	55	434	9,986
Invesco Long/Short Equity Fund-Class R6(b)	1.33%	8,282	2,081	—	(216)	—	—	1,131	10,147
Invesco Russell Top 200 Pure Growth ETF	10.81%	70,089	1,060	—	11,628	—	101	1,551	82,777
Invesco S&P MidCap Low Volatility ETF	2.91%	18,866	1,081	—	2,355	—	63	449	22,302
Invesco S&P SmallCap Low Volatility ETF	2.75%	17,610	1,670	—	1,796	—	17	449	21,076
Invesco U.S. Managed Volatility Fund-Class R6	13.69%	85,162	8,911	—	10,716	—	—	10,243	104,789
iShares Core S&P 500 ETF(c)	1.78%	11,574	531	—	1,554	—	54	48	13,659
iShares Core S&P Mid-Cap ETF(c)	1.34%	8,967	—	—	1,261	—	38	54	10,228
Total Domestic Equity Funds		355,761	23,494	—	46,139	—	880		425,394
Fixed Income Funds–16.49%
Invesco 1-30 Laddered Treasury ETF	3.99%	24,075	5,586	—	866	—	157	929	30,527
Invesco Core Plus Bond Fund-Class R6	2.51%	15,042	3,655	—	560	—	178	1,817	19,257
Invesco Emerging Markets Sovereign Debt ETF	1.14%	6,843	1,385	—	480	—	105	311	8,708
Invesco Quality Income Fund-Class R6	4.50%	27,108	6,957	—	402	—	322	2,954	34,467
Invesco Short Term Bond Fund-Class R6	1.00%	5,565	1,989	—	83	—	56	895	7,637
iShares Core U.S. Aggregate Bond ETF(c)	3.35%	20,446	4,583	—	603	—	119	235	25,632
Total Fixed Income Funds		99,079	24,155	—	2,994	—	937		126,228
Foreign Equity Funds–24.16%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.31%	46,337	5,696	—	3,925	—	232	1,381	55,958
Invesco FTSE RAFI Emerging Markets ETF	1.93%	12,317	1,417	—	1,039	—	30	690	14,773
Invesco International Growth Fund-Class R6	6.74%	42,215	3,070	—	6,293	—	—	1,591	51,578
Invesco International Select Equity Fund-Class R6	4.31%	26,569	866	—	5,560	—	—	2,991	32,995
Invesco S&P Emerging Markets Low Volatility ETF	1.96%	12,057	2,215	—	735	—	27	624	15,007
iShares Core MSCI EAFE ETF(c)	1.91%	12,375	914	—	1,357	—	—	241	14,646
Total Foreign Equity Funds		151,870	14,178	—	18,909	—	289		184,957
Real Estate Funds–2.41%
Invesco Global Real Estate Income Fund-Class R6	2.41%	14,687	2,060	—	1,681	—	167	1,977	18,428
Money Market Funds–1.38%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.48%	2,189	21,013	(19,486)	—	—	19	3,716	3,716
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.35%	1,563	15,010	(13,918)	(1)	1	15	2,654	2,655
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.55%	2,494	24,015	(22,300)	1	—	21	4,210	4,210
Total Money Market Funds		6,246	60,038	(55,704)	—	1	55		10,581
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $762,632)	100.02%	$627,643	$123,925	$(55,704)	$69,723	$1	$2,328		$765,588
OTHER ASSETS LESS LIABILITIES	(0.02)%								(160)
NET ASSETS	100.00%								$765,428
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Investments in Affiliated and Unaffiliated Issuers–100.03%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Domestic Equity Funds–60.38%
Invesco Comstock Fund-Class R6	4.53%	$36,095	$2,978	$—	$4,121	$—	$216	1,803	$43,194
Invesco Diversified Dividend Fund-Class R6	9.22%	70,959	9,171	—	7,843	—	600	4,542	87,973
Invesco Equally-Weighted S&P 500 Fund-Class R6	6.51%	51,964	2,394	—	7,749	—	—	1,035	62,107
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.92%	31,257	2,331	—	3,825	—	47	293	37,413
Invesco Growth and Income Fund-Class R6	0.37%	3,082	19	—	373	—	19	151	3,474
Invesco Long/Short Equity Fund-Class R6(b)	0.70%	5,428	1,349	—	(125)	—	—	742	6,652
Invesco Russell Top 200 Pure Growth ETF	12.54%	100,899	6,861	(4,570)	16,172	187	144	2,240	119,549
Invesco S&P MidCap Low Volatility ETF	2.96%	23,260	2,223	—	2,779	—	76	569	28,262
Invesco S&P SmallCap Low Volatility ETF	3.59%	27,545	3,919	—	2,755	—	27	729	34,219
Invesco U.S. Managed Volatility Fund-Class R6	11.92%	92,316	10,106	—	11,276	—	—	11,114	113,698
iShares Core S&P 500 ETF(c)	3.13%	24,909	1,701	—	3,269	—	119	105	29,879
iShares Core S&P Mid-Cap ETF(c)	0.99%	7,639	766	—	1,065	—	35	50	9,470
Total Domestic Equity Funds		475,353	43,818	(4,570)	61,102	187	1,283		575,890
Fixed Income Funds–11.68%
Invesco 1-30 Laddered Treasury ETF	3.73%	27,971	6,586	—	998	—	172	1,082	35,555
Invesco Core Plus Bond Fund-Class R6	2.50%	18,896	4,252	—	676	—	214	2,248	23,824
Invesco Emerging Markets Sovereign Debt ETF	0.38%	2,880	581	—	179	—	40	130	3,640
Invesco Quality Income Fund-Class R6	3.87%	29,579	6,964	—	422	—	335	3,167	36,965
iShares Core U.S. Aggregate Bond ETF(c)	1.20%	9,052	2,143	—	257	—	51	105	11,452
Total Fixed Income Funds		88,378	20,526	—	2,532	—	812		111,436
Foreign Equity Funds–25.26%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.55%	59,882	7,432	—	4,690	—	294	1,777	72,004
Invesco FTSE RAFI Emerging Markets ETF	2.21%	17,773	1,875	—	1,441	—	41	985	21,089
Invesco International Growth Fund-Class R6	6.89%	54,085	3,863	—	7,779	—	—	2,027	65,727
Invesco International Select Equity Fund-Class R6	4.41%	33,870	1,324	—	6,858	—	—	3,812	42,052
Invesco S&P Emerging Markets Low Volatility ETF	1.95%	15,197	2,545	—	825	—	33	772	18,567
iShares Core MSCI EAFE ETF(c)	2.25%	17,710	1,892	—	1,850	—	—	353	21,452
Total Foreign Equity Funds		198,517	18,931	—	23,443	—	368		240,891
Real Estate Funds–1.41%
Invesco Global Real Estate Income Fund-Class R6	1.41%	10,721	1,585	—	1,170	—	117	1,446	13,476
Money Market Funds–1.30%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.45%	3,029	27,091	(25,796)	—	—	27	4,324	4,324
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.33%	2,161	19,351	(18,426)	(1)	1	21	3,085	3,086
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.52%	3,461	30,962	(29,482)	—	—	32	4,941	4,941
Total Money Market Funds		8,651	77,404	(73,704)	(1)	1	80		12,351
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $952,116)	100.03%	$781,620	$162,264	$(78,274)	$88,246	$188	$2,660		$954,044
OTHER ASSETS LESS LIABILITIES	(0.03)%								(255)
NET ASSETS	100.00%								$953,789
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Investments in Affiliated and Unaffiliated Issuers–100.06%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Domestic Equity Funds–64.81%
Invesco Comstock Fund-Class R6	6.16%	$28,995	$1,994	$—	$3,312	$—	$169	1,432	$34,301
Invesco Diversified Dividend Fund-Class R6	9.83%	46,659	2,936	—	5,173	—	381	2,827	54,768
Invesco Equally-Weighted S&P 500 Fund-Class R6	7.88%	36,979	1,427	—	5,523	—	—	732	43,929
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	4.90%	23,300	1,139	—	2,887	—	35	214	27,326
Invesco Long/Short Equity Fund-Class R6(b)	0.14%	815	—	—	(17)	—	—	89	798
Invesco Russell Top 200 Pure Growth ETF	14.10%	69,219	1,001	(3,091)	11,063	369	98	1,472	78,561
Invesco S&P MidCap Low Volatility ETF	2.70%	12,429	1,062	—	1,559	—	41	303	15,050
Invesco S&P SmallCap Low Volatility ETF	3.71%	17,610	1,264	—	1,779	—	17	440	20,653
Invesco U.S. Managed Volatility Fund-Class R6	10.52%	49,051	3,625	—	5,940	—	—	5,730	58,616
iShares Core S&P 500 ETF(c)	3.88%	19,122	—	—	2,504	—	86	76	21,626
iShares Core S&P Mid-Cap ETF(c)	0.99%	4,816	—	—	677	—	20	29	5,493
Total Domestic Equity Funds		308,995	14,448	(3,091)	40,400	369	847		361,121
Fixed Income Funds–6.71%
Invesco 1-30 Laddered Treasury ETF	2.88%	13,602	1,986	—	448	—	79	488	16,036
Invesco Core Plus Bond Fund-Class R6	0.99%	4,691	645	—	158	—	51	518	5,494
Invesco Quality Income Fund-Class R6	2.84%	13,642	2,030	—	181	—	146	1,359	15,853
Total Fixed Income Funds		31,935	4,661	—	787	—	276		37,383
Foreign Equity Funds–27.08%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.87%	37,182	3,675	—	2,986	—	182	1,082	43,843
Invesco FTSE RAFI Emerging Markets ETF	2.47%	12,159	620	—	1,009	—	27	644	13,788
Invesco International Growth Fund-Class R6	7.25%	34,551	924	—	4,947	—	—	1,246	40,422
Invesco International Select Equity Fund-Class R6	4.84%	22,408	—	—	4,544	—	—	2,444	26,952
Invesco S&P Emerging Markets Low Volatility ETF	2.24%	11,011	817	—	630	—	23	518	12,458
iShares Core MSCI EAFE ETF(c)	2.41%	12,155	—	—	1,275	—	—	221	13,430
Total Foreign Equity Funds		129,466	6,036	—	15,391	—	232		150,893
Real Estate Funds–0.38%
Invesco Global Real Estate Income Fund-Class R6	0.38%	1,898	19	—	203	—	19	227	2,120
Money Market Funds–1.08%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.38%	2,508	6,892	(7,296)	—	—	12	2,104	2,104
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.27%	1,792	4,922	(5,211)	—	—	9	1,503	1,503
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.43%	2,867	7,876	(8,338)	—	—	14	2,405	2,405
Total Money Market Funds		7,167	19,690	(20,845)	—	—	35		6,012
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $564,558)	100.06%	$479,461	$44,854	$(23,936)	$56,781	$369	$1,409		$557,529
OTHER ASSETS LESS LIABILITIES	(0.06)%								(330)
NET ASSETS	100.00%								$557,199
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Investments in Affiliated and Unaffiliated Issuers–100.04%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Domestic Equity Funds–66.47%
Invesco Comstock Fund-Class R6	6.87%	$31,522	$1,040	$—	$3,607	$—	$181	1,510	$36,169
Invesco Diversified Dividend Fund-Class R6	9.88%	44,952	2,035	—	5,017	—	362	2,685	52,004
Invesco Equally-Weighted S&P 500 Fund-Class R6	8.54%	39,100	—	—	5,827	—	—	749	44,927
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	5.39%	25,232	—	—	3,115	—	38	222	28,347
Invesco Russell Top 200 Pure Growth ETF	15.09%	70,730	—	(2,753)	11,315	123	99	1,488	79,415
Invesco S&P MidCap Low Volatility ETF	2.44%	11,497	—	—	1,367	—	36	259	12,864
Invesco S&P SmallCap Low Volatility ETF	3.46%	15,990	603	—	1,620	—	14	388	18,213
Invesco U.S. Managed Volatility Fund-Class R6	9.97%	45,270	1,698	—	5,497	—	—	5,128	52,465
iShares Core S&P 500 ETF(b)	3.89%	18,116	—	—	2,372	—	81	72	20,488
iShares Core S&P Mid-Cap ETF(b)	0.94%	4,318	—	—	606	—	18	26	4,924
Total Domestic Equity Funds		306,727	5,376	(2,753)	40,343	123	829		349,816
Fixed Income Funds–4.90%
Invesco 1-30 Laddered Treasury ETF	2.46%	11,335	1,245	—	367	—	67	394	12,947
Invesco Quality Income Fund-Class R6	2.44%	11,353	1,335	—	152	—	124	1,100	12,840
Total Fixed Income Funds		22,688	2,580	—	519	—	191		25,787
Foreign Equity Funds–27.57%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.79%	35,869	2,208	—	2,889	—	170	1,011	40,966
Invesco FTSE RAFI Emerging Markets ETF	2.45%	11,407	534	—	948	—	25	602	12,889
Invesco International Growth Fund-Class R6	7.42%	34,185	—	—	4,878	—	—	1,205	39,063
Invesco International Select Equity Fund-Class R6	5.14%	22,502	—	—	4,564	—	—	2,454	27,066
Invesco S&P Emerging Markets Low Volatility ETF	2.38%	11,125	753	—	628	—	23	520	12,506
iShares Core MSCI EAFE ETF(b)	2.39%	11,385	—	—	1,194	—	—	207	12,579
Total Foreign Equity Funds		126,473	3,495	—	15,101	—	218		145,069
Money Market Funds–1.10%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.38%	2,319	3,104	(3,400)	—	—	12	2,023	2,023
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(c)	0.28%	1,656	2,217	(2,428)	1	—	10	1,445	1,446
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.44%	2,635	3,548	(3,885)	(1)	—	14	2,297	2,297
Total Money Market Funds		6,610	8,869	(9,713)	—	—	36		5,766
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $533,295)	100.04%	$462,498	$20,320	$(12,466)	$55,963	$123	$1,274		$526,438
OTHER ASSETS LESS LIABILITIES	(0.04)%								(193)
NET ASSETS	100.00%								$526,245
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Investments in Affiliated and Unaffiliated Issuers–100.01%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Domestic Equity Funds–66.21%
Invesco Comstock Fund-Class R6	6.86%	$32,475	$1,338	$—	$3,740	$—	$192	1,567	$37,553
Invesco Diversified Dividend Fund-Class R6	10.02%	46,321	3,446	—	5,126	—	377	2,834	54,893
Invesco Equally-Weighted S&P 500 Fund-Class R6	8.41%	39,572	579	—	5,918	—	—	768	46,069
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	5.32%	25,914	—	—	3,199	—	39	228	29,113
Invesco Russell Top 200 Pure Growth ETF	14.93%	72,287	—	(2,399)	11,645	230	102	1,532	81,763
Invesco S&P MidCap Low Volatility ETF	2.40%	11,763	—	—	1,400	—	37	265	13,163
Invesco S&P SmallCap Low Volatility ETF	3.48%	16,331	1,070	—	1,657	—	15	406	19,058
Invesco U.S. Managed Volatility Fund-Class R6	9.96%	45,948	3,041	—	5,563	—	—	5,333	54,552
iShares Core S&P 500 ETF(b)	3.90%	18,871	—	—	2,471	—	85	75	21,342
iShares Core S&P Mid-Cap ETF(b)	0.93%	4,484	—	—	630	—	19	27	5,114
Total Domestic Equity Funds		313,966	9,474	(2,399)	41,349	230	866		362,620
Fixed Income Funds–5.03%
Invesco 1-30 Laddered Treasury ETF	2.53%	11,654	1,802	—	378	—	68	421	13,834
Invesco Quality Income Fund-Class R6	2.50%	11,684	1,877	—	154	—	126	1,175	13,715
Total Fixed Income Funds		23,338	3,679	—	532	—	194		27,549
Foreign Equity Funds–27.61%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.75%	36,957	2,510	—	2,998	—	179	1,048	42,465
Invesco FTSE RAFI Emerging Markets ETF	2.38%	12,040	—	—	999	—	27	609	13,039
Invesco International Growth Fund-Class R6	7.57%	35,234	1,102	—	5,093	—	—	1,278	41,429
Invesco International Select Equity Fund-Class R6	4.96%	23,174	—	(711)	4,793	(98)	—	2,462	27,158
Invesco S&P Emerging Markets Low Volatility ETF	2.46%	11,898	914	—	680	—	24	561	13,492
iShares Core MSCI EAFE ETF(b)	2.49%	11,715	639	—	1,258	—	—	224	13,612
Total Foreign Equity Funds		131,018	5,165	(711)	15,821	(98)	230		151,195
Money Market Funds–1.16%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.41%	2,317	4,854	(4,936)	—	—	13	2,235	2,235
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(c)	0.29%	1,655	3,468	(3,526)	—	—	11	1,596	1,597
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.46%	2,609	5,548	(5,641)	—	—	15	2,516	2,516
Total Money Market Funds		6,581	13,870	(14,103)	—	—	39		6,348
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $554,272)	100.01%	$474,903	$32,188	$(17,213)	$57,702	$132	$1,329		$547,712
OTHER ASSETS LESS LIABILITIES	(0.01)%								(74)
NET ASSETS	100.00%								$547,638
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
Invesco Peak RetirementTM Funds

A.	Security Valuations — (continued)
depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Other Risks — Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Peak RetirementTM Funds